Derivative financial instruments	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments
18.	Derivative financial instruments
As of December 31, 2021, and 2020, derivative financial instruments consist of foreign currency forward contracts of a short-term nature. The following table shows the derivative financial position as of the end of each year:

	Local currency	Notional amount	Type	Maturity	Fair value
2021
	Reais	$14,000	Sell	Jan 22	$91
	Mexican pesos	$14,000	Sell	Jan 22	$332
	Argentinian pesos	$10,000	Buy	Jan 22	$371
	Chilean pesos	$4,000	Buy	Jan 22	$(34)
	Colombian pesos	$3,000	Sell	Jan 22	$20
	Reais	$10,000	Sell	Feb 22	$247
	Mexican pesos	$9,000	Sell	Feb 22	$364
	Colombian pesos	$4,000	Sell	Feb 22	$31
	Chilean pesos	$3,000	Buy	Feb 22	$(34)
	Mexican pesos	$5,000	Sell	Mar 22	$148

	Total fair value of foreign currency forwards, net				$1,536

	Local currency	Notional amount	Type	Maturity	Fair value
2020
	Reais	$10,500	Sell	Jan / Feb 21	$77
	Mexican pesos	$15,000	Sell	Jan 21	$395
	Mexican pesos	$10,000	Sell	Jan 21	$262
	Mexican pesos	$5,000	Sell	Jan 21	$51
	Mexican pesos	$10,000	Sell	Feb 21	$166
	Mexican pesos	$10,000	Sell	Feb 21	$103
	Mexican pesos	$10,000	Sell	Feb 21	$103

	Total fair value of foreign currency forwards				$1,157